Discontinued Operations - Financial Statement Effects (Details) - USD ($) $ in Thousands	4 Months Ended	6 Months Ended
	Apr. 15, 2021	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss from discontinued operations	$ (6,892)		$ (177,040)
Gain on disposal of investments in affiliates	575,056		0
Net income/(loss) from discontinued operations	568,164	$ 568,164	(177,040)
Assets held for sale		$ 0		$ 267,766
Discontinued Operations, Disposed of by Sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on disposal of investments in affiliates	575,056
Assets held for sale				267,800
Discontinued Operations, Disposed of by Sale | Golar LNG Partners
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss from discontinued operations	8,116		(147,015)
Assets held for sale				67,429
Discontinued Operations, Disposed of by Sale | Hygo Energy Transition Ltd
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss from discontinued operations	$ (15,008)		$ (30,025)
Assets held for sale				$ 200,337